UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: April 30

Date of reporting period: October 31, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / APRIL 30, 2008

Legg Mason Partners

Short Duration Municipal Income Fund

Managed by	WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to generate high current income exempt from regular federal income tax* while preserving capital.

*	Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax advisor.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster at best during the six-month reporting period ended April 30, 2008. Third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.9%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was 0.6%. The U.S. Commerce Department then reported that its preliminary estimate for first quarter 2008 GDP growth was a modest 0.9%. While it was once debated whether or not the U.S. would fall into a recession, it is now looking more likely that the U.S could experience a mild recession. Even areas of the economy that had once been fairly resilient have begun to falter, including the job market. The U.S. Department of Labor reported that payroll employment declined in each of the first four months of 2008 — the longest consecutive monthly decline since early 2003.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions during the reporting period. At its meeting in September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first reduction in the federal funds rate since June 2003. The Fed reduced the federal funds rate an additional 25 basis points in October 2007. Then, over the course of the reporting period, the Fed lowered rates on five more occasions, bringing the federal funds rate to 2.00% as of April 30, 2008. In its statement accompanying the April rate cut, the Fed stated: “Recent information indicates that economic activity remains weak. Household and business spending has been subdued and labor markets have softened further. Financial markets remain under considerable stress, and tight credit conditions and the deepening housing contraction are likely to weigh on economic growth over the next few quarters.”

In addition to lowering short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also

Legg Mason Partners Short Duration Municipal Income Fund	I

Letter from the chairman continued

increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of volatility. This was due, in part, to mixed economic and inflation data, the fallout from the subprime mortgage market crisis and shifting expectations regarding the Fed’s monetary policy. Within the bond market, investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered several “flights to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower).

Overall, during the six months ended April 30, 2008, two-year Treasury yields fell from 3.94% to 2.29%. Over the same time frame, 10-year Treasury yields fell from 4.48% to 3.77%. Short-term yields fell sharply in concert with the Fed’s rate cuts while longer-term yields fell less dramatically due to inflationary concerns, resulting in a steepening of the U.S. yield curveiv during the reporting period.

The municipal bond market lagged its taxable bond counterparts over the six months ended April 30, 2008. Over that period, the Lehman Brothers Municipal Bond Indexv and the Lehman Brothers U.S. Aggregate Indexvi returned 1.47% and 4.08%, respectively. During the reporting period, the municipal market was adversely affected by increased investor risk aversion and fears that an economic recession would negatively impact municipalities, as they would generate less tax revenues. In addition, several large bond insurers experienced rating downgrades due to concerns that they no longer had enough capital to guarantee billions of dollars in debt due to the fallout from the subprime mortgage crisis. Furthermore, the forced selling of municipal securities by hedge funds caused tax-free bond yields to move sharply higher (and their prices lower) in February 2008.

II	Legg Mason Partners Short Duration Municipal Income Fund

Performance review

For the six months ended April 30, 2008, Class A shares of Legg Mason Partners Short Duration Municipal Income Fund, excluding sales charges, returned 2.56%. The Fund’s unmanaged benchmark, the Lehman Brothers Three-Year Municipal Bond Indexvii, returned 3.43% over the same time frame. The Lehman Brothers Five-Year Municipal Bond Indexviii returned 3.38% for the same period. The Lipper Short-Intermediate Municipal Debt Funds Category Average1 returned 1.89% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

PERFORMANCE SNAPSHOT as of April 30, 2008 (excluding sales charges) (unaudited)
6 MONTHS
Short Duration Municipal Income Fund — Class A Shares	2.56%
Lehman Brothers Three-Year Municipal Bond Index	3.43%
Lehman Brothers Five-Year Municipal Bond Index	3.38%
Lipper Short-Intermediate Municipal Debt Funds Category Average[1]	1.89%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class C shares returned 2.39% and Class I shares returned 2.63% over the six months ended April 30, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended April 30, 2008 for Class A, C and I shares were 2.44%, 2.14% and 2.65%, respectively. Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yields for Class A, C and I shares would have been 2.09%, 1.50% and 2.45%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated February 20, 2008, the gross total operating expenses for Class A, Class C and Class I shares were 1.13%, 1.72% and 0.90% respectively.
As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.75% for Class A shares, 1.10% for Class C shares and 0.60% for Class I shares. These expense limitations may be reduced or terminated at any time.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 46 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Short Duration Municipal Income Fund	III

Letter from the chairman continued

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

May 30, 2008

IV	Legg Mason Partners Short Duration Municipal Income Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund’s investments are subject to interest rate and credit risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Although the Fund seeks to minimize risk by investing in municipal securities from a number of different states and localities, the Fund may, from time to time, invest over 25% of its assets in municipal securities from one state or region. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

[v]	The Lehman Brothers Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

vi

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii	The Lehman Brothers Three-Year Municipal Bond Index is a broad measure of the municipal bond market with maturities of approximately three years.

viii	The Lehman Brothers Five-Year Municipal Bond Index is a market value weighted index representative of the medium term (4 to 6 years) tax-exempt bond market.

Legg Mason Partners Short Duration Municipal Income Fund	V

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — April 30, 2008

Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2007 and held for the six months ended April 30, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class A	2.56%	$1,000.00	$1,025.60	0.75%	$3.78
Class C	2.39	1,000.00	1,023.90	1.10	5.54
Class I	2.63	1,000.00	1,026.30	0.60	3.02

[1]	For the six months ended April 30, 2008.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2	Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,021.13	0.75%	$3.77
Class C	5.00	1,000.00	1,019.39	1.10	5.52
Class I	5.00	1,000.00	1,021.88	0.60	3.02

[1]	For the six months ended April 30, 2008.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2008

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND
FACE AMOUNT	SECURITY	VALUE

MUNICIPAL BONDS — 84.2%
	Alabama — 1.4%
$500,000	East Alabama Health Care Authority, Health Care Facilities Revenue, 5.000% due 9/1/33	$501,355
	Arizona — 3.3%
1,105,000	University of Arizona, COP, AMBAC, 5.250% due 6/1/10	1,162,305
	California — 7.5%
2,500,000	Compton, CA, Community RDA, Refunding, Tax Allocation Redevelopment Project, AMBAC, 5.000% due 8/1/11(a)	2,653,125
	Colorado — 1.7%
565,000	Denver, CO, City & County, Airport Revenue, 14.000% due 11/15/08(b)	597,538
	Georgia — 3.5%
1,250,000	Monroe County, GA, Development Authority PCR, Oglethorpe Power Corp., Scherer Project, 4.625% due 4/1/10(c)(d)	1,247,263
	Illinois — 7.6%
2,500,000	Illinois State Sales Tax Revenue, 5.000% due 6/15/11(a)	2,660,400
	Kansas — 2.8%
1,000,000	Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light, FGIC, 5.375% due 9/1/35(c)(e)	994,630
	Michigan — 6.9%
2,260,000	Michigan State Trunk Line, FGIC, 5.000% due 11/1/11	2,410,968
	Nevada — 4.3%
1,400,000	Clark County, NV, Refunding Bond Bank, GO, AMBAC, 5.000% due 11/1/13	1,522,248
	New Jersey — 7.6%
2,500,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, 5.000% due 6/15/11(f)	2,671,950
	New York — 4.8%
1,650,000	New York State Dormitory Authority Revenue, Fashion Institute of Technology Student Housing Corp., FGIC, 5.000% due 7/1/09	1,695,309
	Pennsylvania — 2.9%
1,000,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PSEG Power LLC Project, 4.000% due 1/15/09(b)(c)(d)	1,001,730
	Tennessee — 4.3%
1,500,000	Clarksville, TN, Natural Gas Acquisition Corp. Gas Revenue, 5.000% due 12/15/08	1,505,655
	Texas — 16.8%
1,250,000	Dallas-Fort Worth, TX, International Airport Revenue, MBIA, 4.750% due 11/1/13(b)	1,254,625
2,000,000	Northside, TX, ISD, GO, PSF-Guaranteed, SPA-Dexia Credit Local, 3.700% due 8/1/10(c)(d)	2,001,840

See Notes to Financial Statements.

4	Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Texas — 16.8% continued
$2,500,000	Texas State, GO, Transport Commission - Mobility Fund, 5.000% due 4/1/11	$2,654,550
	Total Texas	5,911,015
	Virginia — 4.3%
1,500,000	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	1,506,555
	Wyoming — 4.5%
1,500,000	Sweetwater, WY, County Improvement Project, Powers Board Lease Revenue, MBIA, 5.000% due 12/15/11	1,586,145
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $29,106,917)	29,628,191
SHORT-TERM INVESTMENTS — 13.6%
	Colorado — 2.6%
400,000	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, LOC-Bank of America, 2.650%, 5/1/08(g)	400,000
500,000	Colorado HFA, Multi-Family Hunters, FNMA, LIQ-FNMA, 2.500%, 5/7/08(g)	500,000
	Total Colorado	900,000
	Illinois — 4.8%
1,700,000	Illinois Development Finance Authority, PCR, Amoco Oil Co. Project, 2.600%, 5/1/08(g)	1,700,000
	Kentucky — 3.9%
375,000	Breckinridge County, KY, Association of Counties Leasing Trust Lease Program Revenue, LOC-U.S. Bank, 2.650%, 5/1/08(g)	375,000
1,000,000	Christian County, KY, Association of County Leasing Trust Lease Program, LOC-U.S. Bank N.A, 2.650%, 5/1/08(g)	1,000,000
	Total Kentucky	1,375,000
	Massachusetts — 0.3%
100,000	Massachusetts State HEFA Revenue, Capital Asset Program, LOC-Bank of America, 2.700%, 5/1/08(g)	100,000
	Missouri — 0.6%
200,000	University of Missouri, University Revenues, System Facilities, 2.650%, 5/1/08(g)	200,000
	Nevada — 0.3%
100,000	Las Vegas Valley, NV, Water District, Water Improvement, SPA-Dexia Credit Local, 2.850%, 5/1/08(g)	100,000
	New York — 0.3%
100,000	New York City, NY, TFA, New York City Recovery Project Revenue, Subordinated, SPA-Royal Bank of Canada, 2.520%, 5/1/08(g)	100,000
	Oregon — 0.8%
200,000	Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor Project, LOC-KBC Bank, 2.650%, 5/1/08(g)	200,000

See Notes to Financial Statements.

Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

April 30, 2008

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Oregon — 0.8% continued
$100,000	Oregon State GO, SPA-Bayerische Landesbank, 2.550%, 5/7/08(g)	$100,000
	Total Oregon	300,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $4,775,000)	4,775,000
	TOTAL INVESTMENTS — 97.8% (Cost — $33,881,917#)	34,403,191
	Other Assets in Excess of Liabilities — 2.2%	778,602
	TOTAL NET ASSETS — 100.0%	$35,181,793

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2008.

(d)	Maturity date shown represents the mandatory tender date.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)

Bonds are escrowed to maturity by U.S. government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC — Ambac Assurance Corporation — Insured Bonds
COP — Certificate of Participation
FGIC — Financial Guaranty Insurance Company — Insured Bonds
FNMA — Federal National Mortgage Association
GO — General Obligation
HEFA — Health & Educational Facilities Authority
HFA — Housing Finance Authority
IDA — Industrial Development Authority
ISD — Independent School District
LIQ — Liquidity Facility
LOC — Letter of Credit
MBIA — Municipal Bond Investors Assurance Corporation — Insured Bonds
PCR — Pollution Control Revenue
PSF — Permanent School Fund
RDA — Redevelopment Agency
SPA — Standby Bond Purchase Agreement — Insured Bonds
TFA — Transitional Finance Authority

See Notes to Financial Statements.

6	Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

SUMMARY OF INVESTMENTS BY INDUSTRY* (unaudited)
Special tax	22.5%
Other revenue	8.7
Electric	8.0
Leasing	8.0
State general obligation	8.0
Pre-refunded/escrowed to maturity	7.8
Industrial development	7.3
Education	5.5
Transportation	5.4
Pollution control	4.9
Local general obligation	4.4
Public facilities	4.1
Hospitals	2.0
Housing: multi-family	1.5
Miscellaneous	1.3
Water & sewer	0.3
Finance	0.3
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of April 30, 2008 and are subject to change.

RATINGS TABLE† (April 30, 2008) (unaudited)
S&P/Moody’s‡
AAA/Aaa	48.7%
AA/ Aa	14.7
A	14.9
BBB/Baa	7.8
A-1/VMIG1	13.9
100.0%

†	As a percentage of total investments.
‡	S&P primary rating; Moody’s secondary.

See pages 8 and 9 for definitions of ratings.

See Notes to Financial Statements.

Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report	7

Bond ratings (unaudited) continued

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

8	Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s and Moody’s.

Short-term security ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

April 30, 2008

ASSETS:
Investments, at value (Cost — $33,881,917)	$34,403,191
Cash	66,626
Interest receivable	453,737
Receivable for Fund shares sold	395,000
Prepaid expenses	22,828
Total Assets	35,341,382
LIABILITIES:
Distributions payable	17,336
Payable for Fund shares repurchased	10,678
Payable to broker — variation margin on open futures contracts	8,203
Distribution fees payable	7,065
Trustees’ fees payable	402
Investment management fee payable	133
Accrued expenses	115,772
Total Liabilities	159,589
TOTAL NET ASSETS	$35,181,793
NET ASSETS:
Par value (Note 6)	$71
Paid-in capital in excess of par value	38,903,956
Undistributed net investment income	21,730
Accumulated net realized loss on investments and futures contracts	(4,280,925)
Net unrealized appreciation on investments and futures contracts	536,961
TOTAL NET ASSETS	$35,181,793
Shares Outstanding:
Class A	3,853,747
Class C	2,484,477
Class I	750,123
Net Asset Value:
Class A (and redemption price)	$4.96
Class C*	$4.96
Class I (and redemption price)	$4.97
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$5.07

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges (See Note 2).

See Notes to Financial Statements.

10	Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2008

INVESTMENT INCOME:
Interest	$551,783
EXPENSES:
Investment management fee (Note 2)	65,509
Shareholder reports (Note 4)	44,196
Distribution fees (Note 4)	41,697
Legal fees	39,515
Registration fees	26,436
Audit and tax	14,186
Transfer agent fees (Note 4)	3,992
Custody fees	1,412
Insurance	920
Trustees’ fees	264
Miscellaneous expenses	7,029
Total Expenses	245,156
Less: Fee waivers and/or expense reimbursements (Note 2)	(116,196)
Fees paid indirectly (Note 1)	(25)
Net Expenses	128,935
NET INVESTMENT INCOME	$422,848
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	$26,227
Futures contracts	(72,642)
Net Realized Loss	(46,415)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	314,159
Futures contracts	15,687
Change in Net Unrealized Appreciation/Depreciation	329,846
Net Gain on Investments and Futures Contracts	283,431
INCREASE IN NET ASSETS FROM OPERATIONS	$706,279

See Notes to Financial Statements.

Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report	11

Statements of changes in net assets

FOR THE SIX MONTHS ENDED APRIL 30, 2008 (unaudited) AND THE YEAR ENDED OCTOBER 31, 2007	2008	2007
OPERATIONS:
Net investment income	$422,848	$1,205,287
Net realized loss	(46,415)	(972,184)
Change in net unrealized appreciation/depreciation	329,846	831,836
Increase in Net Assets From Operations	706,279	1,064,939
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(422,848)	(1,207,495)
Decrease in Net Assets From Distributions to Shareholders	(422,848)	(1,207,495)
FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	10,560,741	4,171,344
Reinvestment of distributions	316,847	882,464
Cost of shares repurchased	(4,922,215)	(40,363,431)
Increase (Decrease) in Net Assets From Fund Share Transactions	5,955,373	(35,309,623)
INCREASE (DECREASE) IN NET ASSETS	6,238,804	(35,452,179)
NET ASSETS:
Beginning of period	28,942,989	64,395,168
End of period*	$35,181,793	$28,942,989
* Includes undistributed net investment income of:	$21,730	$21,730

See Notes to Financial Statements.

12	Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2008[2]	2007	2006	2005	2004	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$4.91	$4.92	$4.89	$4.94	$5.01	$5.00
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.08	0.16	0.14	0.11	0.09	0.05
Net realized and unrealized gain (loss)	0.05	(0.01)	0.03	(0.05)	(0.07)	0.01
Total income from operations	0.13	0.15	0.17	0.06	0.02	0.06
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.16)	(0.14)	(0.11)	(0.09)	(0.05)
Total distributions	(0.08)	(0.16)	(0.14)	(0.11)	(0.09)	(0.05)
NET ASSET VALUE, END OF PERIOD	$4.96	$4.91	$4.92	$4.89	$4.94	$5.01
Total return[4]	2.56%	3.05%	3.43%	1.24%	0.50%	1.10%
NET ASSETS, END OF PERIOD (000s)	$19,124	$16,255	$46,783	$74,872	$135,952	$76,033
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.46%[5]	1.13%[6]	0.87%	0.74%	0.78%	1.18%[5]
Net expenses[7]	0.75 [5,8,9]	0.75 [6,8]	0.75 [8]	0.74	0.75 [8]	0.73 [5,8]
Net investment income	3.05 [5]	3.19	2.74	2.21	1.90	1.54 [5]
PORTFOLIO TURNOVER RATE	13%	8%	35%	24%	27%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2008 (unaudited).

[3]	For the period March 17, 2003 (inception date) to October 31, 2003.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.13% and 0.75%, respectively.

[7]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.75%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report	13

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2008[2]	2007	2006	2005	2004	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$4.91	$4.92	$4.89	$4.94	$5.01	$5.00
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.07	0.14	0.12	0.09	0.08	0.03
Net realized and unrealized gain (loss)	0.05	(0.01)	0.03	(0.05)	(0.07)	0.01
Total income from operations	0.12	0.13	0.15	0.04	0.01	0.04
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.14)	(0.12)	(0.09)	(0.08)	(0.03)
Total distributions	(0.07)	(0.14)	(0.12)	(0.09)	(0.08)	(0.03)
NET ASSET VALUE, END OF PERIOD	$4.96	$4.91	$4.92	$4.89	$4.94	$5.01
Total return[4]	2.39%	2.69%	3.07%	0.87%	0.14%	0.88%
NET ASSETS, END OF PERIOD (000s)	$12,330	$11,813	$15,421	$26,356	$47,838	$39,417
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	2.04%[5]	1.73%[6]	1.41%	1.17%	1.13%	1.52%[5]
Net expenses[7,8]	1.10 [5,9]	1.10 [6]	1.09	1.10	1.10	1.07 [5]
Net investment income	2.70 [5]	2.85	2.39	1.84	1.54	1.21 [5]
PORTFOLIO TURNOVER RATE	13%	8%	35%	24%	27%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2008 (unaudited).

[3]	For the period March 18, 2003 (inception date) to October 31, 2003.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.72% and 1.10%, respectively.

[7]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.10%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

14	Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2008[2]	2007	2006	2005	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$4.92	$4.92	$4.89	$4.95	$5.02
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.07	0.17	0.14	0.12	0.10
Net realized and unrealized gain (loss)	0.06	(0.01)	0.03	(0.06)	(0.07)
Total income from operations	0.13	0.16	0.17	0.06	0.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.16)	(0.14)	(0.12)	(0.10)
Total distributions	(0.08)	(0.16)	(0.14)	(0.12)	(0.10)
NET ASSET VALUE, END OF PERIOD	$4.97	$4.92	$4.92	$4.89	$4.95
Total return[4]	2.63%	3.41%	3.58%	1.18%	0.56%
NET ASSETS, END OF PERIOD (000s)	$3,728	$875	$1,056	$371	$273
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.04%[5]	0.91%[6]	0.68%	0.65%	0.63%[5]
Net expenses[7,8]	0.60 [5,9]	0.60 [6]	0.60	0.60	0.59 [5]
Net investment income	2.99 [5]	3.36	2.93	2.41	2.08 [5]
PORTFOLIO TURNOVER RATE	13%	8%	35%	24%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2008 (unaudited).

[3]	For the period November 14, 2003 (inception date) to October 31, 2004.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.90% and 0.60%, respectively.

[7]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.60%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report	15

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial futures contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these

16	Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report

contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. The amount is shown as a reduction of expenses on the Statement of Operations.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report	17

Notes to financial statements (unaudited) continued

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the six months ended April 30, 2008, the Fund’s Class A, C and I shares had voluntary expense limitations in place of 0.75%, 1.10% and 0.60%, respectively. During the six months ended April 30, 2008, LMPFA waived its fee in the amount of $65,509 and the Fund was reimbursed for expenses in the amount of $50,687.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Effective December 1, 2007, Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor. Prior to December 1, 2007, Citigroup Global Markets Inc. (“CGM”) and LMIS served as co-distributors of the Fund.

There is a maximum initial sales charge of 2.25% for Class A shares. Class A and Class C shares acquired in an exchange from another Legg Mason Partners Fund subject to a contingent deferred sales charge (“CDSC”) remain subject to the original fund’s CDSC while held in the Fund. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

18	Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report

For the six months ended April 30, 2008, LMIS and its affiliates did not receive any sales charges from sales of the Fund’s Class A shares. In addition, for the six months ended April 30, 2008, there were no CDSCs paid to LMIS and its affiliates.

Former Trustees of the Fund (the “Prior Board”) had adopted a Retirement Plan (the “Plan”) for certain Trustees of the Fund. Subsequently, such Plan was effectively terminated by the Prior Board, with only certain former Trustees of the Prior Board eligible to continue to receive payments under the Plan. Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. At April 30, 2008, $295 was accrued in connection with this Plan.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$5,000,000
Sales	3,633,800

At April 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$532,471
Gross unrealized depreciation	(11,197)
Net unrealized appreciation	$521,274

At April 30, 2008, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN
Contracts to Sell:
U.S. Treasury Notes 2 Year Futures	21	6/08	$4,482,125	$4,466,438	$15,687

Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report	19

Notes to financial statements (unaudited) continued

4. Class specific expenses

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a service fee with respect to its Class A and C shares calculated at the annual rate of 0.15% and 0.50% of the average daily net assets of each respective class. Distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class A	$12,329	$1,855	$18,323
Class C	29,368	2,122	25,524
Class I	—	15	349
Total	$41,697	$3,992	$44,196

5. Distributions to shareholders by class

	SIX MONTHS ENDED APRIL 30, 2008	YEAR ENDED OCTOBER 31, 2007
Net Investment Income
Class A	$250,642	$768,957
Class B*	—	1,608
Class C	158,337	401,302
Class I †	13,869	35,628
Total	$422,848	$1,207,495

*	On November 20, 2006, Class B shares were converted to Class A shares.

†	As of November 20, 2006, Class Y shares were renamed as Class I shares.

6. Shares of beneficial interest

At April 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

20	Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED APRIL 30, 2008		YEAR ENDED OCTOBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	1,003,794	$4,979,944	324,506	$1,593,385
Shares issued on reinvestment	42,117	208,877	123,950	607,211
Shares repurchased	(499,791)	(2,483,986)	(6,647,505)	(32,631,307)
Net increase (decrease)	546,120	$2,704,835	(6,199,049)	$(30,430,711)
Class B*
Shares issued on reinvestment	—	—	—	$—
Shares repurchased	—	—	(230,701)	(1,134,168)
Net decrease	—	—	(230,701)	$(1,134,168)
Class C
Shares sold	471,971	$2,340,797	499,691	$2,451,459
Shares issued on reinvestment	21,535	106,804	56,224	275,253
Shares repurchased	(413,133)	(2,049,311)	(1,285,887)	(6,293,403)
Net increase (decrease)	80,373	$398,290	(729,972)	$(3,566,691)
Class I†
Shares sold	650,441	$3,240,000	25,786	$126,500
Shares issued on reinvestment	235	1,166	—	—
Shares repurchased	(78,482)	(388,918)	(62,402)	(304,553)
Net increase (decrease)	572,194	$2,852,248	(36,616)	$(178,053)

*	On November 20, 2006, Class B shares were converted to Class A shares.

†	As of November 20, 2006, Class Y shares were renamed as Class I shares.

7. Capital loss carryforward

As of October 31, 2007, the Fund had a net capital loss carryforward of approximately $4,234,510, of which $2,801,475 expires in 2012, $489,111 expires in 2014 and $943,924 expires in 2015. These amounts will be available to offset any future taxable gains.

8. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and CGM, a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM

Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report	21

Notes to financial statements (unaudited) continued

knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’

22	Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report

boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds. On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

10. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit). The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the

24	Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report

Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

11. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of

Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report	25

Notes to financial statements (unaudited) continued

adopting FAS 157. The Fund will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

*  *  *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

26	Legg Mason Partners Short Duration Municipal Income Fund 2008 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on November 12-13, 2007, the Board, including the Board members who are not considered to be “interested persons” of the Trust (the “Independent Board Members”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Legg Mason Partners Short Duration Municipal Income Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. The Board received and considered a variety of information about the Manager, the Subadviser and the Fund’s distributor (and any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Board Members were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Board Members received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Board Members also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Board Members, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Board Member attributed different weight to the various factors.

Legg Mason Partners Short Duration Municipal Income Fund	27

Board approval of management and subadvisory agreements (unaudited) continued

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past two years. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board reviewed information received from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans, organizational changes and portfolio manager compensation plan.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The

28	Legg Mason Partners Short Duration Municipal Income Fund

Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as short-intermediate municipal debt funds by Lipper, showed, among other data, that the Fund’s performance for the 1-year period ended June 30, 2007 was below the median and that performance for the 3-year period ended June 30, 2007 was in line with the median. The Board noted the explanations from the Manager concerning the underperformance versus the peer group.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that it will continue to evaluate the Fund’s performance and any actions taken by the Manager to improve performance.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also reviewed and considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered the actual fee rate (after taking waivers and reimbursements into account) (the “Actual Management Fee”) and that the Manager had agreed to continue its fee waivers and reimbursements until further notice. In addition, the Board noted that the compensation paid to the Subadviser is paid directly by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fees and Actual Management Fee and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in the services required to manage

Legg Mason Partners Short Duration Municipal Income Fund	29

Board approval of management and subadvisory agreements (unaudited) continued

these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by distributors affiliated with the Fund during the past two years and how the amounts received by the distributors were paid during that period.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of retail front-end load funds (including the Fund) classified as short-intermediate municipal debt funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Fee was at the median and the Actual Management Fee (which reflects a fee waiver) was below the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board also noted that the Manager was continuing its voluntary waiver until further notice, resulting in the same net effective fee as currently in place, which is lower than the current contractual fee.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data, as well as a report from an outside consultant that had reviewed the methodologies. The profitability of the Manager and its affiliates was considered by the Board and determined not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Fund’s Contractual Management Fee is approximately equivalent to the asset-weighted average of management fees paid by the funds in the Expense Group at all asset levels and that the Actual Management

30	Legg Mason Partners Short Duration Municipal Income Fund

Fee is below the median of the Expense Group. The Board also considered the effect of the Fund’s growth and size on its performance and fees, noting that if the Fund’s assets increase over time, certain expenses, such as fees for Board members, auditors and legal fees, become a smaller percentage of overall assets. The Board also considered the fee waivers by the Manager and the fact that the Manager pays the subadvisory fee out of the management fee. The Board determined that the management fee structure was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and the Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Legg Mason Partners Short Duration Municipal Income Fund	31

Legg Mason Partners Short Duration Municipal Income Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen Randolph Gross

Richard E. Hanson Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

PFPC Inc.
4400 Computer Drive
Westborough,
Massachusetts 01581

Independent registered public accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners Short Duration Municipal Income Fund

The Fund is a separate investment series of the Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

Legg Mason Partners Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Short Duration Municipal Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest investment manager in 2007, based on 12/31/06 assets under management, according to Pensions & Investments, May 2007.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02771 6/08 SR08-587

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	Principal Accountant Fees And Services

Not Applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: June 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: June 26, 2008

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date: June 26, 2008